Pledged Assets And Collateral (Assets Mortgaged Pledged Or Otherwise Subject To Lien) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 26,555,232
Trading Account Securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	13,654,793
Investment Securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	4,728,870
Loans [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	8,087,278
Other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 84,291